Fair Value Measurement (Details) - Schedule of changes in the fair value of the indemnification holdback - Blade Therapeutics, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Fair Value Measurement (Details) - Schedule of changes in the fair value of the indemnification holdback [Line Items]
Indemnification holdback, beginning balance	$ 3,389
Payment of qualifying indemnification expenses	(63)
Change in fair value	$ (220)
Settlement in Series C-1 convertible preferred stock (in Shares) | shares	(3,063)
Settlement in cash	$ (43)
Indemnification holdback, ending balance